EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
4. EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per share for our Common and Class B common stock:

Years Ended December 31,	2019	2018	2017
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$245,950	$242,932	$208,221
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	20,412	19,792	17,430

Earnings allocated to Watsco, Inc. shareholders	$225,538	$223,140	$190,791

Weighted-average common shares outstanding - Basic	34,644,700	34,319,890	32,824,947

Basic earnings per share for Common and Class B common stock	$6.51	$6.50	$5.81

Allocation of earnings for Basic:
Common stock	$208,779	$206,355	$175,667
Class B common stock	16,759	16,785	15,124

	$225,538	$223,140	$190,791

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$245,950	$242,932	$208,221
Less: distributed and undistributed earnings allocated to non-vested restricted common stock	20,411	19,788	17,427

Earnings allocated to Watsco, Inc. shareholders	$225,539	$223,144	$190,794

Weighted-average common shares outstanding - Basic	34,644,700	34,319,890	32,824,947
Effect of dilutive stock options	30,941	54,379	37,686

Weighted-average common shares outstanding - Diluted	34,675,641	34,374,269	32,862,633

Diluted earnings per share for Common and Class B common stock	$6.50	$6.49	$5.81

Diluted earnings per share for our Common stock assumes the conversion of
all our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2019, 2018 and 2017, our outstanding Class B common stock was convertible into 2,574,336, 2,581,627 and 2,601,996 shares of our Common stock, respectively.
Diluted earnings per share excluded 205,380, 74,270 and 11,664 shares for the years ended December 31, 2019, 2018 and 2017, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.